OPERATING SEGMENTS (Schedule of Revenues and Operating Loss by Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 5,640	$ 1,675	$ 930
Operating loss	(26,508)	(26,941)	(30,953)
Net financing income (expenses)	521	(2,813)	(521)
Loss before taxes on income	(25,987)	(29,754)	(30,432)
Agriculture [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	3,791	876	628
Operating loss	(11,100)	(12,256)	(12,248)
Industrial application [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,075	72	40
Operating loss	(39)	(220)	(169)
Human health [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	487	513	183
Operating loss	(10,349)	(8,875)	(10,087)
Unallocated [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	287	214	79
Operating loss	$ (5,020)	$ (5,590)	$ (8,449)